Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 1,289,763	$ (8,489,387)	$ (10,204,383)	$ (2,760,978)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain (loss) from discontinued operations	(132,223)	7,147,420
Gain on disposition of subsidiary	(3,282,804)
Loss from discontinued operations			7,171,771	1,447,705
Gain on sale of property and equipment	(10,885)		(130,748)	(57,603)
Depreciation and amortization	547,656	62,662	1,447,077	1,352,872
Stock compensation		523,936	523,936
Loss on extinguishment of debt			382,681
Amortization of right of use asset	90,322		79,184	59,077
Amortization of financing costs	27,537	250,994		5,458
Amortization of original interest discount			100,511
Forgiveness of debt		286,350
Gain on forgiveness of PPP loans	(360,302)
Loss on adjustment shares	757,792
Changes in operating assets and liabilities:
Accounts receivable	271,395	144,600	352,490	(41,801)
Inventory	(141,543)	(297,242)	(635,003)	252,348
Prepaid expenses and other assets	126,464	(595,561)	(533,745)	(18,794)
Accounts payable and accrued expenses	439,723	684,457	949,154	452,432
Other current liabilities
Impact on lease liability	(86,867)		(79,184)	(59,077)
Change on contract liabilities	(106,561)		85,761
Deferred taxes	(40,000)	(159,800)
Customer deposits	225,618	632,040	965,254
Deferred taxes and uncertain tax position			(146,800)	(309,800)
Due to related parties	3,569	23,275	7,140	7,000
Accrued expense long-term			454,209	453,921
Net cash provided by (used in) operating activities from continuing operations	(381,346)	213,744	789,305	782,760
Net cash provided by (used in) operating activities from discontinued operations	(170,580)	7,741,709	3,137,175	(2,706,053)
Net cash provided by (used in) operating activities	(551,926)	7,955,453	3,926,480	(1,923,293)
INVESTING ACTIVITIES
Net cash acquired in (paid for) acquisitions		1,398,285
Cash paid for acquisition of Wolo, net of cash acquired	(5,378,346)
Cash acquired in acquisitions			1,409,936
Investment in certificates of deposits			(276,270)
Proceeds from the sale of property and equipment			209,500	143,711
Purchase of property and equipment	(262,852)	(9,745)	(159,234)	(188,832)
Proceeds from sale of company assets	350,000
Net cash provided by (used in) investing activities from continuing operations	(5,291,198)	1,388,540	1,183,932	(45,121)
Net cash provided by (used in) investing activities from discontinued operations	644,303	(17,902)	(51,059)	(2,200)
Net cash provided by (used in) investing activities	(4,646,895)	1,370,638	1,132,873	(47,321)
FINANCING ACTIVITIES
Repayments of short-term borrowings				(98,519)
Proceeds of notes payables	3,673,405		969,697	27,000
Proceeds (repayment) from lines of credit	995,228	(210,000)	301,081
Proceeds from exercise of stock options and warrants			212,500
Repayment of grid note		(62,500)
Payment to seller	(977,685)		(4,356,162)
Payments on notes payable	(584,012)	(730,171)	(1,512,684)	(304,052)
Repayment of floor plan			(10,581)
Proceeds (repayment) of grid note			(62,500)	2,400
Proceeds from issuance of preferred shares, net of costs	3,000,000	212,500	4,921,315
Dividend of repurchased shares	(676,339)
Financing fees	(165,230)	(25,054)	(113,831)
Proceeds from vehicle loan			21,968
Repayment of financing lease			(721,151)	(524,058)
Net cash provided by (used in) financing activities from continuing operations	5,265,367	(815,225)	(350,348)	(897,229)
Net cash provided by (used in) financing activities from discontinued operations	(208,693)	4,807,116	4,981,959	2,772,723
Net cash provided by (used in) financing activities	5,056,674	3,991,891	4,631,611	1,875,494
NET CHANGE IN CASH AND RESTRICTED CASH – Continuing Operations	(407,177)	787,059	1,622,889	(159,590)
NET CHANGE IN CASH AND RESTRICTED CASH – Discontinuing Operations	265,030	12,530,923	8,068,075	64,470
CASH AND RESTRICTED CASH AVAILABLE – Discontinuing Operations	(265,030)	(12,530,923)	(8,068,075)	(64,470)
Beginning of period	1,380,349		174,290	333,880
End of period	$ 973,172	$ 787,059	$ 1,797,179	$ 174,290